Shareholders' Equity (Details)		1 Months Ended				12 Months Ended
	Mar. 04, 2019 $ / shares shares	Jul. 31, 2020 USD ($)	Oct. 31, 2019	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 15, 2021 USD ($) shares	Oct. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2019 shares	Aug. 31, 2018	Feb. 09, 2018 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Issued ordinary shares (in Shares) | shares						30,481,580	25,000,000	30,481,580			23,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0005					$ 0.0005	$ 0.0005
Ownership percentage						51.00%		51.00%				100.00%
Cash received from investor | ¥					¥ 4,000,000
Ordinary shares authorized (in Shares) | shares	100,000,000					90,000,000	90,000,000	90,000,000
Preferred stock, shares authorized (in Shares) | shares	10,000,000					10,000,000	10,000,000	10,000,000
Cancelled ordinary shares (in Shares) | shares	77,223,100
Sold additional ordinary shares (in Shares) | shares	223,100
Ordinary shares issued (in Shares) | shares						5,100,000		5,100,000
Total Purchase Consideration Amounted | $						$ 10,965,703
Net proceeds | $						$ 10,725,700
Shares issued (in Shares) | shares									381,580
Deferred Compensation Arrangement with Individual, Recorded Liability | $									$ 778,423
Statutory surplus reserve percentage description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital. In 2020, no statutory surplus was appropriated.
Statutory surplus reserve | $						$ 5,558,669
Statutory laws amounted | $						7,622,765	$ 2,064,096
Retained earnings | ¥								¥ 440,500,000
Cash dividend | $		$ 0.015
Aggregate cash dividend | $		$ 375,000
Investor 2 [Member]
Shareholders' Equity (Details) [Line Items]
Cash received from investor | $				$ 627,628
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	50,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	90,000,000
PRC [Member]
Shareholders' Equity (Details) [Line Items]
Retained earnings | $						$ 65,500,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Issued ordinary shares (in Shares) | shares													50,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 1												$ 1
Sold additional ordinary shares (in Shares) | shares						5,100,000	2,000,000
Additional Paid-in Capital [Member]
Shareholders' Equity (Details) [Line Items]
Statutory surplus reserve | $						$ 18,978,449	$ 7,778,259
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Description of warrant			the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares										$ 0.0005
Ordinary shares authorized (in Shares) | shares										2,000,000
Share per price (in Dollars per share) | $ / shares										$ 5.50
Total gross proceeds | $										$ 11,000,000
Total net proceeds | $										$ 9,342,339
Closing purchase percentage			15.00%